SUBSCRIPTION AGREEMENT LIABILITY (Tables)	6 Months Ended
Jun. 30, 2026
Spring Valley Acquisition III
SUBSCRIPTION AGREEMENT LIABILITY
Schedule of subscription agreement liability

June 30,
2026
Estimated fair value of the post-Business Combination common shares	$9.69
Term (years)	5.0
Risk-free rate	4.11%
Expected volatility	80.0%
Expected yield	50.0%
Implied market value adjustment	46.1%

March 31,
2026
Estimated fair value of the post-Business Combination common shares	$8.57
Term (years)	5.3
Risk-free rate	3.88%
Expected volatility	80.0%
Expected yield	50.0%
Implied market value adjustment	46.1%

Initial
Recognition
Estimated fair value of the post-Business Combination common shares	$7.52
Term (years)	5.7
Risk-free rate	3.83%
Expected volatility	80.0%
Expected yield	50.0%
Implied market value adjustment	46.1%